ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES	9 Months Ended
Sep. 30, 2025
ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES
ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES

NOTE 10 – ADDITIONAL INFORMATION OF FINANCIAL ASSETS AND LIABILITIES

Financial assets and liabilities denominated in foreign currencies

Financial assets and liabilities denominated in foreign currencies as of September 30, 2025, and December 31, 2024 are the following:

	09.30.25	12.31.24

	In equivalent millions of Argentine pesos
Assets	913,783	433,555
Liabilities	(5,346,866)	(3,205,208)
Net Liabilities	(4,433,083)	(2,771,653)

Offsetting of financial assets and financial liabilities

The following table presents financial assets and liabilities that are offset as of September 30, 2025, and December 31, 2024:

	As of September 30, 2025
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and non-current assets (liabilities) - Gross value	780,142	63,017	(982,072)	(22,125)
Offsetting	(2,392)	(4,498)	2,392	4,498
Current and non-current assets (liabilities) – Book value	777,750	58,519	(979,680)	(17,627)

	As of December 31, 2024
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and non-current assets (liabilities) - Gross value	381,583	28,573	(582,508)	(25,707)
Offsetting	(20,046)	(4,333)	20,046	4,333
Current and non-current assets (liabilities) – Book value	361,537	24,240	(562,462)	(21,374)

Fair value hierarchy and other disclosures

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 13:

-	Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.
-

Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g. as prices) or indirectly (e.g. derived from prices).

-	Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of September 30, 2025, and December 31, 2024, and the level of hierarchy are listed below:

As of September 30, 2025	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	132,709	—	132,709
Government bonds (1) (2)	288,341	—	288,341
Other receivables: Compensation received for company acquisitions (3)	—	1,274	1,274
Other receivables: DFI (4)	—	1,529	1,529
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	1,873	1,873
Total assets	421,050	4,676	425,726
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	782	782
Total liabilities	—	782	782

As of December 31, 2024	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	113,621	—	113,621
Government bonds (1) (2)	13,887	—	13,887
Other receivables: Compensation received for company acquisitions (3)	—	1,316	1,316
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	2,948	2,948
Total assets	127,508	4,264	131,772
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	784	784
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	733	733
Total liabilities	—	1,517	1,517
(1)	The Mutual funds are included in Cash and cash equivalents, Investments and Guarantee of financial operations included in Other receivables. The Government bonds are included in Investments.
(2)	The fair value is based on information obtained from active markets and corresponds to quoted market prices as of period-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
(3)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.
(4)	DFI for forward purchases of US dollars, calculated by the variation between the market prices at the end of the period and the time of agreement.

In relation to the fair values set forth above, as of September 30, 2025, there were no changes in the methods and assumptions used with respect to what was reported in Note 22 to the consolidated financial statements as of December 31, 2024.

The Company also has certain financial instruments that are not measured at fair value for which the book value approximates their fair value, except for:

Borrowings

As of September 30, 2025, the fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	3,810,334	3,641,694
Other borrowings	1,310,590	1,332,463
	5,120,924	4,974,157

The fair value of the loans was assessed as follows:

a)	The fair value of Notes traded in active markets was measured based on quoted market prices at the end of the reporting period. As a result, its valuation classifies as Level 1.
b)	The fair value of Notes that are not traded in an active market was measured based on quotes provided by first-tier financial entities, so their valuation qualifies as Level 2.
c)	For the rest of the borrowings, the fair values were calculated based on cash flows discounted using a current lending rate, so as they are classified as level 3.